Document And Entity Information	0 Months Ended
Aug. 28, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2012
Registrant Name	Bennett Group of Funds
Central Index Key	0001501521
Amendment Flag	false
Trading Symbol	bgf
Document Creation Date	Aug. 28, 2012
Document Effective Date	Aug. 28, 2012